UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WORLD CAPITAL PARTNERS L.L.C.
Address:  39400 WOODWARD AVENUE, SUITE 100
          BLOOMFIELD HILLS, MI  48304

Form 13F File Number: 028-13343

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     SAMUEL VALENTI III
Title:    MANAGING MEMBER
Phone:    248-593-8800

Signature,             Place,                 and Date of Signing:
SAMUEL VALENTI III     BLOOMFIELD HILLS, MI   November 14, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 45
Form 13F Information Table Value Total: $63,952
List of Other Included Managers: NONE

                                                          FORM 13F INFORMATION TABLE
                                                   VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   	CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN   MANAGERS    SOLE    SHARED    NONE
---------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Anheuser Busch Inbev SA        COM      03524A108    286      5400 SH        Sole                    5400
Baker Hughes Inc.              COM      057224107    323      7000 SH        Sole                    7000
British American Tobacco PLC   COM      110448107    263      3100 SH        Sole                    3100
Canadian National Railway      COM      136375102    240      3600 SH        Sole                    3600
Caterpillar                    COM      149123101    650      8800 SH        Sole                    8800
Check Point Software           COM      M22465104    280      5300 SH        Sole                    5300
Companhia Energetica de Minas  COM      204409601    260     17500 SH        Sole                   17500
Companhia de Bebidas das Ameri COM      20441W203    276      9000 SH        Sole                    9000
Consumer Staples SPDR Fund     COM      81369Y308    505     17000 SH        Sole                   17000
Core Laboratories N.V.         COM      N22717107    252      2800 SH        Sole                    2800
Credit Suisse Group            COM      225401108    210      8000 SH        Sole                    8000
Diageo PLC                     COM      25243Q205    296      3900 SH        Sole                    3900
Dow Chemical                   COM      260543103    376     16753 SH        Sole                   16753
EMC Corp                       COM      268648102    682     32500 SH        Sole                   32500
Foster Wheeler AG              COM      H27178104    537     30200 SH        Sole                   30200
Honeywell Int.                 COM      438516106    263      6000 SH        Sole                    6000
IShares MSCI Brazil Index      COM      464286400   1587     30500 SH        Sole                   30500
IShares MSCI Canada Index      COM      464286509    885     34700 SH        Sole                   34700
IShares MSCI EAFE Index        COM      464287465   8280    173400 SH        Sole                  173400
IShares MSCI Emerging Markets  COM      464287234   4549    129700 SH        Sole                  129700
IShares MSCI Germany Index     COM      464286806   1791     97900 SH        Sole                   97900
IShares MSCI Hong Kong Index   COM      464286871    416     29000 SH        Sole                   29000
IShares MSCI Pacific ex-Japan  COM      464286665    430     11700 SH        Sole                   11700
IShares MSCI Switzerland Index COM      464286749    334     15400 SH        Sole                   15400
IShares MSCI United Kingdom In COM      464286699    502     34000 SH        Sole                   34000
IShares Russell 2000 Index     COM      464287655  12811    199400 SH        Sole                  199400
IShares S&P Latin America 40   COM      464287390    292      7500 SH        Sole                    7500
IShares iBoxx Investment Grade COM      464287242   1303     11600 SH        Sole                   11600
Market Vectors Russia ETF      COM      57060U506    430     17000 SH        Sole                   17000
Masco Corp.                    COM      574599106   1887    265000 SH        Sole                  265000
McDonalds Corp                 COM      580135101    483      5500 SH        Sole                    5500
Microsoft Corp.                COM      594918104    426     17100 SH        Sole                   17100
Oil Service HOLDRS             COM      678002106   2196     21300 SH        Sole                   21300
Oracle Corp.                   COM      68389X105    262      9100 SH        Sole                    9100
Potash Corp.                   COM      73755L107    259      6000 SH        Sole                    6000
PowerShares QQQ Trust          COM      73935A104   7558    143900 SH        Sole                  143900
ProShares UltraShort S&P 500   COM      74347R883   5279    208000 SH        Sole                  208000
Royal Dutch Shell Plc          COM      780259206    328      5336 SH        Sole                    5336
S&P Metals & Mining            COM      78464A755    493     11000 SH        Sole                   11000
SPDR S&P 500 ETF               COM      78462F103   3961     35000 SH        Sole                   35000
Siemens AG                     COM      826197501    242      2700 SH        Sole                    2700
Taiwan Semiconductor           COM      874039100    197     17200 SH        Sole                   17200
TriMas Corp                    COM      896215209    475     32000 SH        Sole                   32000
Unilever NV                    COM      904784709    299      9500 SH        Sole                    9500
Vodafone Group PLC             COM      92857W209    298     11600 SH        Sole                   11600